Significant transactions - Definitive agreement (Details) shares in Thousands, ₪ in Millions, $ in Millions				1 Months Ended
	Sep. 14, 2017 ILS (₪)	Sep. 14, 2017 USD ($)	May 26, 2017 USD ($)	Jan. 31, 2018 shares	Dec. 31, 2017 USD ($)
Equity method unconsolidated entities
Cash paid			$ 1.0
The Phoenix
Equity method unconsolidated entities
Ownership Interest				4.85%
Shares issued by Phoenix during the period | shares				5,249
The Phoenix | Delek Group
Equity method unconsolidated entities
Ownership Interest				46.24%
Definitive agreement | Delek Group | The Phoenix
Equity method unconsolidated entities
Percentage of ownership interest acquired	47.40%	47.40%
Cash paid	₪ 2,300	$ 663.1
Definitive agreement | The Phoenix
Equity method unconsolidated entities
Fair value of equity method investments					$ 67.3
Definitive agreement | The Phoenix | Call option
Equity method unconsolidated entities
Fair value of the call option to purchase of shares					$ 4.5
Definitive agreement | The Phoenix | Delek Group
Equity method unconsolidated entities
Ownership Interest	4.90%	4.90%
Payments for acquisition of shares	₪ 208	$ 58.8